ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021	Sep. 30, 2020
Accounts Payable And Accrued Expenses.
Accounts payable	$ 2,260,046	$ 1,147,585	$ 253,677
Interest payable	194,725	106,631	166,290
Accrued liabilities		941,440	537,884
Payroll liabilities		20,250	44,855
Total accounts payable and accrued expenses	$ 6,328,734	$ 2,215,905	$ 1,002,706